Derivatives and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Components of gain (loss) on derivatives, net and current period settlements on derivative contracts

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in millions)
Current period settlements on derivative contracts	$14.7	$(8.1)	$(37.8)	$(27.2)
Gain (loss) on derivatives, net	$120.5	$38.8	$100.5	$(108.5)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current period settlements on derivative contracts	$(137,565)	$(7,182)	$(2,140)
Gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)